Restricted Net Assets (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
RESTRICTED NET ASSETS [Abstract]
Percentage rate of after tax profit, annul appropriation, statutory reserve	10.00%
Restricted net assets, balance	1,847.3
Restricted portion of consolidated net assets	114.50%